Income Taxes - Schedule of Income Tax Provision (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 28, 2014	Jun. 29, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory tax rate			$ (37,160)	$ (19,074)	$ (6,895)
Book loss not subject to income tax			32,801	16,167	13,790
State and local income taxes			130	(90)	666
Depletion expense			(411)	(377)	(372)
Domestic production activities deduction					(273)
Goodwill impairment			1,046
Bargain purchase gain					(4,250)
Effective rate change				(532)	627
Valuation allowance			729	36	(360)
Other			218	(50)	475
Income tax (benefit) expense	$ (1,460)	$ (3,347)	$ (2,647)	$ (3,920)	$ 3,408